Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Consolidated Subsidiaries
(1)	Consolidated subsidiaries as of December 31, 2022 and 2023 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2022	2023
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc. (*1)	Engineering and construction for utility plant and others	Korea	65.77%	51.00%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	Korea	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	Korea	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	Korea	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	Philippines	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	Philippines	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	Lebanon	100.00%	—
KEPCO Neimenggu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	Singapore	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	Netherlands	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	Bahrain	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	Jordan	80.00%	80.00%
KHNP Canada Energy Ltd.	Holding company	Canada	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2022	2023
Korea Waterbury Uranium Limited Partnership	Resources development	Canada	80.00%	80.03%
KEPCO Holdings de Mexico	Holding company	Mexico	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	Mexico	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	Mexico	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	Netherlands	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	Indonesia	51.00%	51.00%
PT. Cirebon Power Service (*2)	Operation of utility plant	Indonesia	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	Philippines	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	Jordan	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	Canada	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	Barbados	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	Korea	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	Indonesia	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	Indonesia	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Global One Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Mira Power Limited (*3)	Power generation	Pakistan	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	Korea	86.22%	86.22%
Commerce and Industry Energy Co., Ltd. (*4)	RDF power generation	Korea	85.03%	85.03%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	Philippines	99.99%	99.99%
KOSPO Chile SpA	Holding company	Chile	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	Indonesia	95.00%	95.00%
Hee Mang Sunlight Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	Jordan	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	Korea	50.00%	100.00%
Chitose Solar Power Plant LLC	Power generation	Japan	65.00%	65.00%
KEPCO Energy Solution Co., Ltd.	Energy service	Korea	100.00%	100.00%
KEPCO Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	Chile	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	Korea	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	Laos	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	—
KEPCO Mangilao Holdings LLC	Holding company	USA	100.00%	100.00%
Mangilao Investment LLC	Holding company	USA	80.06%	80.06%
KEPCO Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	Korea	79.03%	79.03%
PT. Siborpa Eco Power	Construction and operation of utility plant	Indonesia	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	Korea	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	Korea	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	Korea	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	Korea	66.80%	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	Chile	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	Korea	60.00%	60.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2022	2023
KOEN Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
Nambu USA LLC	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	Korea	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	Korea	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	Korea	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Secutec Co., Ltd.	Security service	Korea	100.00%	100.00%
SE Green Energy Co., Ltd.	Power generation	Korea	84.80%	84.80%
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOAK Power Limited	Hydro power facility maintenance	Pakistan	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
Haenanum Energy Fund	Holding company	Korea	99.64%	99.64%
Paju Ecoenergy Co., Ltd.	Power generation	Korea	89.00%	89.00%
Guam Ukudu Power LLC	Power generation	USA	100.00%	100.00%
K-SOLAR SHINAN Co., Ltd.	Power generation	Korea	90.00%	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Moha solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP USA LLC	Holding company	USA	100.00%	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	Vietnam	100.00%	100.00%
Energy Innovation Fund I	Holding company	Korea	71.91%	71.91%
KHNP Chile SpA	Holding company	Chile	100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Corporation Co., Ltd.	Power generation	Korea	100.00%	100.00%
SolarVader Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Innovation Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Solar Management Co., Ltd.	Power generation	Korea	100.00%	100.00%
LSG Hydro Power Limited	Holding company	Pakistan	99.80%	99.80%
KOEN Bio Co., Ltd.	Wood pellet utilization business	Korea	70.00%	70.00%
KOMIPO Energy Solution America, LLC	Holding company	USA	100.00%	100.00%
Elara Investment Holdings, LLC (*5)	Holding company	USA	0.10%	0.10%
Elara Equity Holdings, LLC	Holding company	USA	54.00%	54.00%
Elara Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
Elara Class B Member, LLC	Holding company	USA	100.00%	100.00%
Elara Development Holdings, LLC	Holding company	USA	100.00%	100.00%
KOMIPO Development, LLC	Holding company	USA	100.00%	100.00%
Elara Energy Holdings, LLC (*5)	Holding company	USA	43.94%	43.94%
Elara Energy Project, LLC	Power generation	USA	100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.	Holding company	Spain	100.00%	100.00%
Jeongam Wind Power Co., Ltd.	Power generation	Korea	80.00%	80.00%
KOWEPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
CVS Equity Holdings, LLC	Holding company	USA	81.34%	81.34%
CVS Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development, LLC	Holding company	USA	100.00%	100.00%
CVS Class B Member, LLC	Holding company	USA	100.00%	100.00%
CVS Energy Holdings, LLC	Holding company	USA	70.79%	70.79%
Concho Valley Energy, LLC	Holding company	USA	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2022	2023
Concho Valley Solar, LLC	Power generation	USA	100.00%	100.00%
Yeongdeok Sunrise Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP Spain, S.L.	Holding company	Spain	100.00%	—
UI Carbon-Neutrality Fund	Holding company	Korea	78.97%	78.97%
KA Power Limited	Power generation	Pakistan	100.00%	100.00%
Western Power Changgi Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
EWP Australia Pty., Ltd.	Holding company	Australia	100.00%	100.00%
Columboola Solar Farm Hold Co Pty., Ltd. (*3,6)	Holding company	Australia	74.04%	74.04%
Digital Innovation Growth Fund	Holding company	Korea	76.92%	76.92%
J Wind First, LLC (*7)	Company specializing in liquidization	Korea	—	—
KEPCO Holding Company	Holding company	Saudi Arabia	100.00%	100.00%
KEPCO for Power Company	Power generation	Saudi Arabia	60.00%	—
KEPCO for Maintenance Company	Utility plant maintenance and others	Saudi Arabia	100.00%	100.00%
KOSPO Trumbull LLC	Holding company	USA	100.00%	100.00%
Changjuk Wind Power Co., Ltd.	Power generation	Korea	73.00%	73.00%
Chile Solar JV SpA	Power generation	Chile	—	100.00%
KEPCO KPS South Africa Pty., Ltd.	Utility plant maintenance and others	Republic of South Africa	—	100.00%
KOWEPO Holding Limited	Holding company	United Arab Emirates	—	100.00%
Magna Energy New Industrial Fund	Holding company	Korea	—	82.00%
Columboola Solar Farm Nominees Pty., Ltd. (*3)	Power generation	Australia	—	100.00%
Columboola Solar Farm Op Trust (*3)	Power generation	Australia	—	100.00%
Columboola Solar Farm Fin Co Pty., Ltd. (*3)	Holding company	Australia	—	100.00%
EWP ESS Holdings, LLC	Holding company	USA	—	100.00%
Fairhaven ESS LLC	Holding company	USA	—	100.00%

(*1)	Considering treasury stocks, the effective ownership interest is 51.24%. The Company sold a portion of its stocks in the subsidiary (14.77%) during the year ended December 31, 2023.

(*2)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.

(*3)
As of December 31, 2023, the annual reporting period of all subsidiaries ends on December 31, except for
Mira Power Limited, Columboola Solar Farm Hold Co Pty., Ltd., Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust and Columboola Solar Farm Fin Co Pty., Ltd.

(*4)
The Company guarantees a certain return on investments in Commerce and Industry Energy Co., Ltd. for the financial investors holding such investments. The financial investors have a right to claim the Company to sell its shares in the entity, which can be exercised 36 months after the date of acquisition. Accordingly, the purchase price including the return on investment is classified as a borrowing.

(*5)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders' agreement.

(*6)	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.

(*7)
Although the Company does not hold a stake as of December 31, 2023, considering the purpose and design of the structured entity, the Company is exposed to volatility in the profits of the structured entity. In addition, Company has the ability to direct activities that can most significantly affect the operations of the structured entity, so it has been determined that the Company has control over the entity.

Summary of Subsidiaries Newly Included in or Excluded from Consolidation
(2)	Subsidiaries newly included in and excluded from consolidation for the year ended December 31, 2023 are as follows:
Subsidiaries included in consolidation during the year ended December 31, 2023.

Subsidiaries	Reason
Chile Solar JV SpA	Change in the scope of consolidation
KEPCO KPS South Africa Pty., Ltd.	New investment
KOWEPO Holding Limited	New investment
Magna Energy New Industrial Fund	New investment
Columboola Solar Farm Nominees Pty., Ltd.	New investment
Columboola Solar Farm Op Trust	New investment
Columboola Solar Farm Fin Co Pty., Ltd.	New investment
EWP ESS Holdings, LLC	New investment
Fairhaven ESS LLC	New investment
Subsidiaries excluded from consolidation during the year ended December 31, 2023.

Subsidiaries	Reason
KHNP Spain, S.L.	Liquidation
KEPCO for Power Company	Change in the scope of consolidation
KEPCO Lebanon SARL	Under liquidation process
KEPCO US Inc.	Liquidation

Summary of Financial Information of Consolidated Subsidiaries
(3)	Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2022 and 2023 are as follows:

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	69,129,625	42,843,974	10,386,091	(16,382)
Korea South-East Power Co., Ltd.		13,855,071	7,410,881	8,972,991	71,662
Korea Midland Power Co., Ltd.		16,062,605	10,776,943	8,629,165	(58,173)
Korea Western Power Co., Ltd.		13,459,054	8,125,312	8,112,727	106,361
Korea Southern Power Co., Ltd.		14,011,354	8,296,983	9,304,362	(68,315)
Korea East-West Power Co., Ltd.		12,079,954	5,818,789	6,925,094	2,888
KEPCO Engineering & Construction Company, Inc.		815,533	272,119	505,291	17,954
KEPCO Plant Service & Engineering Co., Ltd.		1,555,453	344,702	1,425,913	97,881
KEPCO Nuclear Fuel Co., Ltd.		949,455	490,215	304,405	31,508
KEPCO KDN Co., Ltd.		734,439	166,272	739,453	42,584
KEPCO International HongKong Ltd.		128,784	—	—	(216)
KEPCO International Philippines Inc.		127,744	101	—	9,976
KEPCO Gansu International Ltd.		7,125	598	—	(22)
KEPCO Philippines Holdings Inc.		191,634	129	—	39,346
KEPCO Philippines Corporation		3,799	14	—	102
KEPCO Ilijan Corporation		231,132	3,642	23,263	16,455
KEPCO Lebanon SARL		1,890	10,482	—	20

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KEPCO Neimenggu International Ltd.	￦	269,582	3,917	—	9,938
KEPCO Shanxi International Ltd.		597,635	222,186	—	(11,312)
KOMIPO Global Pte Ltd.		388,071	1,817	—	58,030
KEPCO Netherlands B.V.		137,454	64	—	8,570
KEPCO Australia Pty., Ltd.		579	11	—	102
KOSEP Australia Pty., Ltd.		74,180	13,097	52,271	24,443
KOMIPO Australia Pty., Ltd.		81,216	10,327	52,272	23,368
KOWEPO Australia Pty., Ltd.		81,696	10,184	52,271	22,745
KOSPO Australia Pty., Ltd.		41,872	10,174	52,271	24,362
KEPCO Middle East Holding Company		116,731	102,054	—	(634)
Qatrana Electric Power Company		513,277	247,027	24,354	22,578
KHNP Canada Energy Ltd.		107,200	6,218	—	149
KEPCO Bylong Australia Pty., Ltd.		44,034	437,852	—	(45,880)
Korea Waterbury Uranium Limited Partnership		20,934	224	—	(116)
KEPCO Holdings de Mexico		728	1,974	—	(1,363)
KST Electric Power Company, S.A.P.I. de C.V.		653,830	528,315	232,893	23,122
KEPCO Energy Service Company		2,238	2,173	7,015	(211)
KEPCO Netherlands S3 B.V.		71,326	16,419	—	4,465
PT. KOMIPO Pembangkitan Jawa Bali		15,753	3,232	22,488	3,668
PT. Cirebon Power Service		2,316	784	9,602	355
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		22,854	6,964	45,009	7,657
EWP America Inc. (*1)		47,775	2,595	21,717	4,337
KNF Canada Energy Limited		2,116	34	—	(59)
EWP Barbados 1 SRL		395,067	901	3,230	34,260
Gyeonggi Green Energy Co., Ltd.		220,414	226,517	112,524	(26,004)
PT. Tanggamus Electric Power		227,638	163,106	3,781	5,778
Gyeongju Wind Power Co., Ltd.		98,513	55,579	24,888	9,711
KOMIPO America Inc. (*2)		571,200	317,903	34,059	(3,293)
PT. EWP Indonesia		93,390	5	—	4,100
KEPCO Netherlands J3 B.V.		135,213	63	—	19,396
Korea Offshore Wind Power Co., Ltd.		376,449	192,335	52,526	13,083
Global One Pioneer B.V.		135	41	—	(68)
Global Energy Pioneer B.V.		320	40	—	(64)
Mira Power Limited		416,750	310,529	57,135	12,394
KOSEP Material Co., Ltd.		3,985	662	4,589	775
Commerce and Industry Energy Co., Ltd.		79,172	32,147	31,068	(3,730)
KEPCO KPS Philippines Corp.		5,294	600	5,232	1,004
KOSPO Chile SpA		159,500	70,037	—	(2,811)
PT. KOWEPO Sumsel Operation And Maintenance Services		25	252	—	(94)
Hee Mang Sunlight Power Co., Ltd.		5,877	2,606	862	304
Fujeij Wind Power Company		213,113	163,690	—	16,564
KOSPO Youngnam Power Co., Ltd.		425,000	312,831	568,224	10,878
Chitose Solar Power Plant LLC		109,964	94,366	14,384	1,615
KEPCO Energy Solution Co., Ltd.		317,392	6,147	33,638	138
KEPCO Solar Co., Ltd.		243,221	25,405	24,778	9,305
KOSPO Power Services Ltda.		6,722	4,762	17,911	(358)
Energy New Industry Specialized Investment Private Investment Trust (*3)		451,762	4,338	24,725	7,093
KOEN Bylong Pty., Ltd.		11	119	—	(12)
KOMIPO Bylong Pty., Ltd.		11	122	—	(33)
KOWEPO Bylong Pty., Ltd.		8	94	—	(7)
KOSPO Bylong Pty., Ltd.		25	148	—	(17)

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
EWP Bylong Pty., Ltd.	￦	8	54	—	1
KOWEPO Lao International		8,248	87	10,010	11,185
KEPCO US Inc.		91	—	—	(19,181)
KEPCO Mangilao Holdings LLC		112,948	40,558	21,743	21,166
Mangilao Investment LLC		258,674	4	—	(1)
KEPCO Mangilao Solar, LLC		240,736	373	8,870	(14,818)
Jeju Hanlim Offshore Wind Co., Ltd.		185,357	111,343	—	(3,546)
PT. Siborpa Eco Power		12,050	3	—	(39)
PT. Korea Energy Indonesia		1,675	80	1,937	(104)
KOLAT SpA		48,787	3,701	1,647	1,888
KEPCO California, LLC		46,151	4,768	596	(670)
KEPCO Mojave Holdings, LLC		95,550	75,846	—	(4,705)
Incheon Fuel Cell Co., Ltd.		268,063	242,176	107,193	(5,323)
KOEN Service Co., Ltd.		9,353	7,035	36,340	356
KOMIPO Service Co., Ltd.		6,597	4,503	35,031	905
KOWEPO Service Co., Ltd.		6,266	3,130	34,031	171
KOSPO Service Co., Ltd.		6,672	5,048	28,321	60
EWP Service Co., Ltd.		3,756	2,507	24,526	581
PT. KOMIPO Energy Indonesia		2,978	368	1,698	83
KNF partners Co., Ltd.		2,285	1,053	5,997	293
KOSPO USA Inc.		315,018	430	—	5,024
Nambu USA LLC		297,516	—	—	670
Tamra Offshore Wind Power Co., Ltd.		133,598	93,639	18,332	5,316
KEPCO MCS Co., Ltd.		114,316	52,241	363,627	8,468
KEPCO FMS Co., Ltd.		16,852	11,667	105,339	2,176
Firstkeepers Co., Ltd.		16,448	12,912	84,620	2,482
Secutec Co., Ltd.		12,578	9,209	69,383	690
SE Green Energy Co., Ltd.		149,189	114,241	49,873	1,304
Mangilao Intermediate Holdings LLC		236,266	116,426	—	(4,709)
KEPCO CSC Co., Ltd.		10,668	8,937	46,559	(2,134)
KOAK Power Limited		12,626	839	—	49
KOMIPO Europe B.V.		81,364	54	1,195	1,134
Haenanum Energy Fund		7,416	3	—	(48)
Paju Ecoenergy Co., Ltd.		61,930	3,066	20,718	1,290
Guam Ukudu Power LLC		293,422	323,292	—	(31,410)
K-SOLAR SHINAN Co., Ltd.		320,227	296,141	16,980	3,690
KPS Partners Co., Ltd.		3,619	2,007	12,417	487
KEPCO E&C Service Co., Ltd.		5,676	1,897	16,180	1,493
Moha solar Co., Ltd.		29,096	31,359	169	(1,137)
Ogiri Solar Power Co., Ltd.		1,033	23	—	(30)
KHNP USA LLC		1,290	97	1,127	392
KOMIPO Vanphong Power Service LLC		15,940	3,333	20,233	9,871
Energy Innovation Fund I		35,310	445	—	(961)
KHNP Chile SpA		5,547	4,147	—	(16)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,566	1,507	254	(82)
Yeong Yang Corporation Co., Ltd.		1,559	1,497	251	(91)
SolarVader Co., Ltd.		1,568	1,500	256	(78)
Yeong Yang Innovation Co., Ltd.		1,557	1,497	244	(91)
Yeong Yang Horus Photovoltaic Co., Ltd.		1,552	1,498	243	(93)
Yeong Yang Solar Management Co., Ltd.		1,573	1,500	262	(75)

2022
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
LSG Hydro Power Limited	￦	1,144	1,159	—	(18)
KOEN Bio Co., Ltd.		261	219	639	(150)
KOMIPO Iberian Solar Group, S.L.U.		78,094	65,012	—	(1,304)
Jeongam Wind Power Co., Ltd.		81,800	68,317	10,722	892
KOWEPO Europe B.V.		42,865	2,422	—	1,668
Yeongdeok Sunrise Wind Power Co., Ltd.		42,187	22,031	—	(328)
KHNP Spain, S.L.		3	—	—	(1)
KA Power Limited		3,937	418	—	442
Western Power Changgi Solar Co., Ltd.		48,770	44,647	3,447	(354)
EWP Australia Pty., Ltd.		51,105	—	—	15,203
Columboola Solar Farm Hold Co Pty., Ltd.		310,271	214,792	2,228	2,884
Digital Innovation Growth Fund		12,594	100	—	(363)
J Wind First, LLC		33,611	33,611	450	—
KEPCO Holding Company		3,273	17	—	(18)
KEPCO for Power Company		57,501	58,441	—	(960)
KEPCO for Maintenance Company		—	—	—	—
KOSPO Trumbull LLC		37	3	—	—
Changjuk Wind Power Co., Ltd.		29,208	3,137	9,027	3,503

(*1)	Financial information of EWP America Inc. includes that of two other subsidiaries, EWP Renewable Corporation, and California Power Holdings, LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of five other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, and UI Carbon-Neutrality Fund.

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	70,535,018	45,660,916	10,798,378	151,638
Korea South-East Power Co., Ltd.		13,158,245	6,964,695	7,761,713	196,522
Korea Midland Power Co., Ltd.		15,309,205	10,368,698	7,611,821	(1,844)
Korea Western Power Co., Ltd.		12,710,246	7,648,441	6,915,233	126,519
Korea Southern Power Co., Ltd.		13,405,076	7,807,334	7,298,989	226,811
Korea East-West Power Co., Ltd.		11,683,112	5,626,034	5,571,885	139,013
KEPCO Engineering & Construction Company, Inc.		854,704	307,396	545,092	32,654
KEPCO Plant Service & Engineering Co., Ltd.		1,585,380	318,597	1,523,031	161,849
KEPCO Nuclear Fuel Co., Ltd.		1,101,960	622,157	284,066	43,533
KEPCO KDN Co., Ltd.		733,434	301,713	738,833	65,495
KEPCO International HongKong Ltd.		133,915	—	—	8,795
KEPCO International Philippines Inc.		72,830	—	—	4,891
KEPCO Gansu International Ltd.		7,226	608	—	(23)
KEPCO Philippines Holdings Inc.		180,592	96	—	8,802
KEPCO Philippines Corporation		2,607	—	—	127
KEPCO Ilijan Corporation		142,711	800	—	3,718
KEPCO Neimenggu International Ltd.		284,280	4,346	—	15,021
KEPCO Shanxi International Ltd.		707,447	329,539	—	(3,875)
KOMIPO Global Pte Ltd.		411,249	32,900	—	17,174
KEPCO Netherlands B.V.		141,088	45	—	3,856
KEPCO Australia Pty., Ltd.		749	34	—	131
KOSEP Australia Pty., Ltd.		79,308	7,990	29,675	10,665
KOMIPO Australia Pty., Ltd.		86,077	4,014	29,676	9,248
KOWEPO Australia Pty., Ltd.		86,074	3,571	29,675	9,001
KOSPO Australia Pty., Ltd.		32,828	3,923	29,675	10,329
KEPCO Middle East Holding Company		121,015	107,611	—	(1,548)
Qatrana Electric Power Company		491,627	208,707	26,779	20,949
KHNP Canada Energy Ltd.		155,242	12,379	—	392
KEPCO Bylong Australia Pty., Ltd.		44,557	465,231	—	(16,669)
Korea Waterbury Uranium Limited Partnership		20,772	44	—	(67)
KEPCO Holdings de Mexico		1,171	2,621	—	(121)
KST Electric Power Company, S.A.P.I. de C.V.		631,348	490,470	93,843	19,657
KEPCO Energy Service Company		2,028	716	10,193	251
KEPCO Netherlands S3 B.V.		70,613	16,710	—	1,769
PT. KOMIPO Pembangkitan Jawa Bali		17,303	3,929	23,639	1,579
PT. Cirebon Power Service		2,936	714	9,457	672
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		19,387	3,881	17,665	7,082
EWP America Inc. (*1)		46,954	4,032	14,549	895
KNF Canada Energy Limited		2,261	34	—	(56)
EWP Barbados 1 SRL		434,690	14,217	2,448	36,566
Gyeonggi Green Energy Co., Ltd.		180,176	214,822	80,630	(28,549)
PT. Tanggamus Electric Power		214,892	150,483	2,127	(2,230)
Gyeongju Wind Power Co., Ltd.		90,616	49,982	19,807	6,716
KOMIPO America Inc. (*2)		579,403	318,295	39,323	3,376
PT. EWP Indonesia		90,650	132	—	9,590
KEPCO Netherlands J3 B.V.		153,324	13,634	—	15,289
Korea Offshore Wind Power Co., Ltd.		334,444	143,827	40,313	6,497

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Global One Pioneer B.V.	￦	143	44	—	(85)
Global Energy Pioneer B.V.		336	44	—	(81)
Mira Power Limited		403,843	318,557	2,683	(1,590)
KOSEP Material Co., Ltd.		4,974	542	4,834	908
Commerce and Industry Energy Co., Ltd.		73,671	29,611	33,050	(2,901)
KEPCO KPS Philippines Corp.		5,775	884	4,608	97
KOSPO Chile SpA		166,643	75,619	—	—
PT. KOWEPO Sumsel Operation And Maintenance Services		26	260	—	—
Hee Mang Sunlight Power Co., Ltd.		5,877	2,403	689	202
Fujeij Wind Power Company		216,082	158,081	—	15,067
KOSPO Youngnam Power Co., Ltd.		360,026	255,761	410,173	(7,965)
Chitose Solar Power Plant LLC		98,911	84,228	14,447	2,059
KEPCO Energy Solution Co., Ltd.		322,529	15,367	14,151	5,384
KEPCO Solar Co., Ltd.		246,273	36,127	23,234	8,367
KOSPO Power Services Ltd.		6,976	7,086	17,634	(211)
Energy New Industry Specialized Investment Private Investment Trust (*3)		454,888	3,364	24,030	10,812
KOEN Bylong Pty., Ltd.		11	128	—	—
KOMIPO Bylong Pty., Ltd.		13	147	—	(20)
KOWEPO Bylong Pty., Ltd.		12	142	—	(43)
KOSPO Bylong Pty., Ltd.		388	541	—	(20)
EWP Bylong Pty., Ltd.		13	13	—	46
KOWEPO Lao International		13,038	223	10,270	6,268
KEPCO Mangilao Holdings LLC		90,445	41,898	775	785
Mangilao Investment LLC		206,714	15	—	(1)
KEPCO Mangilao Solar, LLC		206,600	1,918	13,593	826
Jeju Hanlim Offshore Wind Co., Ltd.		459,229	388,171	—	(3,032)
PT. Siborpa Eco Power		12,209	3	—	(52)
PT. Korea Energy Indonesia		1,878	101	1,897	132
KOLAT SpA		46,958	352	2,237	1,820
KEPCO California, LLC		46,606	6,823	613	(385)
KEPCO Mojave Holdings, LLC		93,233	78,328	—	(3,901)
Incheon Fuel Cell Co., Ltd.		259,169	237,409	96,924	(4,112)
KOEN Service Co., Ltd.		11,470	8,745	38,164	305
KOMIPO Service Co., Ltd.		7,944	4,777	37,525	960
KOWEPO Service Co., Ltd.		10,300	6,584	36,421	264
KOSPO Service Co., Ltd.		6,122	4,182	30,369	703
EWP Service Co., Ltd.		5,487	3,790	26,767	176
PT. KOMIPO Energy Indonesia		2,983	250	2,023	38
KNF partners Co., Ltd.		2,589	1,106	6,380	340
KOSPO USA Inc.		378,732	377	—	(6,351)
Nambu USA LLC		297,370	230	—	(732)
Tamra Offshore Wind Power Co., Ltd.		120,460	83,161	18,570	1,089
KEPCO MCS Co., Ltd.		111,189	73,940	307,146	(4,757)
KEPCO FMS Co., Ltd.		21,310	18,142	107,336	1,895
Firstkeepers Co., Ltd.		18,698	12,437	90,575	2,689
Secutec Co., Ltd.		16,038	11,797	72,284	699
SE Green Energy Co., Ltd.		147,251	114,737	40,326	(1,305)
Mangilao Intermediate Holdings LLC		206,771	114,954	—	(5,293)
KEPCO CSC Co., Ltd.		15,985	12,170	49,502	2,644
KOAK Power Limited		15,000	528	—	714
KOMIPO Europe B.V.		86,109	69	1,183	109

2023
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Haenanum Energy Fund	￦	7,415	3	47	(1)
Paju Ecoenergy Co., Ltd.		60,653	2,146	15,351	(357)
Guam Ukudu Power LLC		749,837	720,795	—	(19,904)
K-SOLAR SHINAN Co., Ltd.		298,866	281,676	37,137	(6,896)
KPS Partners Co., Ltd.		3,503	1,776	12,921	183
KEPCO E&C Service Co., Ltd.		7,167	1,938	16,454	1,505
Moha solar Co., Ltd.		27,213	29,363	—	112
Ogiri Solar Power Co., Ltd.		1,032	31	—	(9)
KHNP USA LLC		1,517	140	1,142	166
KOMIPO Vanphong Power Service LLC		26,819	3,768	21,396	10,879
Energy Innovation Fund I		43,725	419	—	(766)
KHNP Chile SpA		5,555	4,219	—	(66)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,529	1,427	219	42
Yeong Yang Corporation Co., Ltd.		1,519	1,418	216	39
SolarVader Co., Ltd.		1,529	1,421	219	40
Yeong Yang Innovation Co., Ltd.		1,510	1,418	210	32
Yeong Yang Horus Photovoltaic Co., Ltd.		1,502	1,418	206	28
Yeong Yang Solar Management Co., Ltd.		1,540	1,420	224	46
LSG Hydro Power Limited		717	8	—	(219)
KOEN Bio Co., Ltd.		1,010	585	2,467	372
KOMIPO Iberian Solar Group, S.L.U.		79,666	66,874	—	(931)
Jeongam Wind Power Co., Ltd.		75,744	63,219	8,154	(958)
KOWEPO Europe B.V.		107	3,177	—	(44,685)
Yeongdeok Sunrise Wind Power Co., Ltd.		94,615	74,842	—	(383)
KA Power Limited		3,173	172	—	126
Western Power Changgi Solar Co., Ltd.		46,950	40,815	7,036	2,011
EWP Australia Pty., Ltd.		52,734	—	325	337
Columboola Solar Farm Hold Co Pty., Ltd. (*4)		311,259	213,822	10,072	3,217
Digital Innovation Growth Fund		11,624	96	—	(266)
J Wind First, LLC		52,304	52,304	2,540	—
KEPCO Holding Company		3,307	—	—	(23)
KEPCO for Maintenance Company		118	—	—	(45)
KOSPO Trumbull LLC		25	—	—	(10)
Changjuk Wind Power Co., Ltd.		24,364	3,049	6,230	744
Chile Solar JV SpA		98,705	75,472	9,050	(2,768)
KEPCO KPS South Africa Pty., Ltd.		9,222	4,236	8,512	834
KOWEPO Holding Limited		1,323	1,371	—	(49)

(*1)	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, and California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.

(*4)	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.

Summary of Significant Restrictions on Abilities to Subsidiaries
(4)	Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than
~~W~~
10 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

KOSPO Youngnam Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied. Group’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Jeongam Wind Power Co., Ltd.	Dividends
may be payable
 only
when
all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, payments to the contracting party may be restricted depending on the financial management priority of the contract. Group’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than
~~W~~
20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the Company.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for O&M and renewable energy certificate may be payable
only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Korea Offshore Wind Power Co., Ltd.	Principals and interest on subordinated loans or dividends and settlement amounts for renewable energy certificate may be payable
 only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. The Company’s equity interest
in the subsidiary
may
be transferred either wholly or partially without prior written consent of financial institutions.

Jeju Hanlim Offshore Wind Co., Ltd.	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.

Yeongdeok Sunrise Wind Power Co., Ltd.	Dividends may be pay able only when all conditions of the loan agreement are satisfied.

Columboola Solar Farm Hold Co Pty., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied.

Guam Ukudu Power LLC	Dividends
may be payable
 only when all conditions of the loan agreement are satisfied. Disposing or transferring assets either as a whole or as a part is restricted, and the Company’s equity interest
 in the subsidiary
may
not be transferred either wholly or partially without prior consent of other stakeholders including financial institutions.

KOSPO Trumbull LLC	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other shareholders.

Mira Power Limited	The Company’s equity interest may be transferred either wholly or partially without prior consent of other stakeholders.

Chile Solar JV SpA	The Company’s equity interest may be transferred either wholly or partially without prior consent of other stakeholders.

Company	Nature and extent of any significant restrictions

K-SOLAR SHINAN Co., Ltd.
Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders until five years have elapsed after the commencement of the operation.

Western Power Changgi Solar Co., Ltd.
Principals and interest on subordinated loans or dividends to investors are only payable when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, the Company’s equity interest may not be transferred either wholly or partially without prior written consent of financial institutions.

Chitose Solar Power Plant LLC
Capital expenditure may be incurred only upon prior consent of financial institutions. The issuance of securities to third parties, including current investors, is restricted, and the amount of paid-in capital cannot either increase, be written off or decrease.

Mangilao Intermediate Holdings LLC
Changes or termination of the O&M contract, and delays in the EPC contract may not be made without the prior written consent of the majority of the lenders, and dividends can be implemented only after repayment of the loan is completed.

Fujeij Wind Power Company
Incurring additional borrowings not specified in the loan agreement, or changing the PPA schedule or the EPC contract without the lender’s prior written consent is restricted. Also, commercial operation before acquiring wind turbine is restricted without prior consent from the EPC contractor. In addition, capital acquisition and new share issuance other than dividends payment to investors are restricted.

Qatrana Electric Power Company
Dividends payment, repayment of capital investment, and settlement for O&M can only be made when all conditions of the loan agreement are satisfied and prior consent of financial institutions is obtained.

KST Electric Power Company, S.A.P.I. de C.V.	Disposal of assets exceeding $5 million per year is restricted, and the debt ratio is required to be maintained below 90%. Additionally, capital and cost expenditures that do not meet the conditions in the loan agreement are restricted.

Summary of Entitlements in Relation to Subsidiaries as per Shareholder Agreements
(5)	As of December 31, 2023, the Company has following entitlements in relation to its subsidiaries as per its shareholder’s agreements:

Company	Unrecognized Commitments

Jeongam Wind Power Co., Ltd.	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.

Changjuk Wind Power Co., Ltd.	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.

Columboola Solar Farm Hold Co Pty., Ltd.	The Company holds a call option to purchase the shares held by another shareholder at 80% of the stock's valuation in the event of a breach of obligation specified in the shareholder agreement.

Summary of Non-Controlling Interest Prior to Intra-Group Eliminations
(6)	Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2021, 2022 and 2023 are as follows:

2021
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	234,224	793,995	253,958	1,030,049	2,312,226
Non-current assets		24,845	626,710	451,085	3,838,233	4,940,873
Current liabilities		(30,783)	(265,017)	(183,100)	(599,373)	(1,078,273)
Non-current liabilities		(7,772)	(46,590)	(8,492)	(2,666,345)	(2,729,199)
Net assets		220,514	1,109,098	513,451	1,602,564	3,445,627
Book value of non-controlling interests		108,052	543,458	174,163	720,761	1,546,434
Sales		60,532	1,375,668	433,127	1,286,002	3,155,329
Profit for the year		12,981	98,132	16,452	128,264	255,829
Profit for the year attributable to non-controlling interests		6,361	48,085	5,581	28,914	88,941
Cash flows from operating activities		116,440	133,160	(16,270)	303,577	536,907
Cash flows from investing activities		2,216	(39,444)	19,061	(309,447)	(327,614)
Cash flows from financing activities before dividends to non-controlling interests		(88,927)	(30,599)	(8,467)	125,685	(2,308)
Dividends to non-controlling interests		—	(25,269)	(3,639)	(2,608)	(31,516)
Effect of exchange rate fluctuation		10,683	885	38	7,243	18,849
Net increase (decrease) of cash and cash equivalents		40,412	38,733	(9,277)	124,450	194,318

2022
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	230,031	861,705	372,031	1,147,973	2,611,740
Non-current assets		1,101	693,748	443,502	4,942,229	6,080,580
Current liabilities		(3,642)	(316,497)	(243,796)	(841,521)	(1,405,456)
Non-current liabilities		—	(28,205)	(28,323)	(2,944,145)	(3,000,673)
Net assets		227,490	1,210,751	543,414	2,304,536	4,286,191
Book value of non-controlling interests		111,470	593,268	184,326	565,796	1,454,860
Sales		23,263	1,425,913	505,291	1,709,390	3,663,857
Profit for the year		16,455	97,881	17,954	91,566	223,856
Profit for the year attributable to non-controlling interests		8,063	47,962	6,090	(24,370)	37,745
Cash flows from operating activities		68,475	81,419	4,918	231,653	386,465
Cash flows from investing activities		22,604	27,372	18,712	(747,507)	(678,819)
Cash flows from financing activities before dividends to non-controlling interests		(9,609)	(33,187)	(7,260)	582,580	532,524
Dividends to non-controlling interests		(8,834)	(26,438)	(3,071)	(4,001)	(42,344)
Effect of exchange rate fluctuation		8,807	(486)	5	(11,023)	(2,697)
Net increase (decrease) of cash and cash equivalents		81,443	48,680	13,304	51,702	195,129

2023
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	142,023	953,211	446,900	1,193,078	2,735,212
Non-current assets		688	632,169	407,804	4,639,760	5,680,421
Current liabilities		(252)	(313,249)	(249,899)	(1,009,791)	(1,573,191)
Non-current liabilities		(548)	(5,348)	(57,497)	(2,737,589)	(2,800,982)
Net assets		141,911	1,266,783	547,308	2,085,458	4,041,460
Book value of non-controlling interests		69,536	620,723	266,867	462,581	1,419,707
Sales		—	1,523,031	545,092	1,212,372	3,280,495
Profit for the year		3,718	161,849	32,654	63,145	261,366
Profit for the year attributable to non-controlling interests		1,822	79,306	15,922	9,355	106,405
Cash flows from operating activities		1,086	(35,492)	39,985	368,415	373,994
Cash flows from investing activities		84	26,915	(19,345)	(508,844)	(501,190)
Cash flows from financing activities before dividends to non-controlling interests		(93,348)	(36,433)	(6,687)	119,109	(17,359)
Dividends to non-controlling interests		(643)	(28,775)	(5,250)	(20,866)	(55,534)
Effect of exchange rate fluctuation		5,135	(454)	(35)	2,813	7,459
Net increase of cash and cash equivalents		(87,686)	(74,239)	8,668	(39,373)	(192,630)

Summary of Changes in Goodwill
(7)	Changes in goodwill

(i)	Details of goodwill as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Acquisition cost	￦	100,093	101,738
Less: Accumulated impairment		—	(2,582)

Carrying book value	￦	100,093	99,156

(ii)	Changes in goodwill for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning	Increase	Decrease	Others	Ending
		In millions of won
Acquisition cost	￦	105,647	—	—	(5,554)	100,093
Less: Accumulated impairment		—	—	—	—	—

Carrying book value	￦	105,647	—	—	(5,554)	100,093

		2023
		Beginning	Increase	Decrease	Impairment	Others	Ending
		In millions of won
Acquisition cost	￦	100,093	1,859	—	—	(214)	101,738
Less: Accumulated impairment		—	—	—	(2,582)	—	(2,582)

Carrying book value	￦	100,093	1,859	—	(2,582)	(214)	99,156

Summary of Cash Dividends Received from Subsidiaries
(9)	Cash dividends received from subsidiaries for the years ended December 31, 2021, 2022 and 2023, respectively, are as follows:

Subsidiaries		2021	2022	2023
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	279,779	136,010	1,560,120
Korea South-East Power Co., Ltd.		—	4,808	340,710
Korea Midland Power Co., Ltd.		—	24,694	291,558
Korea Western Power Co., Ltd.		—	—	344,756
Korea Southern Power Co., Ltd.		—	—	293,027
Korea East-West Power Co., Ltd.		—	4,866	300,436
KEPCO Engineering & Construction Company, Inc.		7,089	5,983	7,114
KEPCO Plant Service & Engineering Co., Ltd.		26,301	27,517	29,952
KEPCO Nuclear Fuel Co., Ltd.		5,206	11,184	15,178
KEPCO KDN Co., Ltd.		18,854	36,986	185,549
KEPCO Energy Solution Co., Ltd.		—	1,707	9,480
KEPCO Solar Co., Ltd.		—	1,409	16,023
KEPCO MCS Co., Ltd.		—	—	15,353
KEPCO International HongKong Ltd.		—	9,044	5,962
KEPCO Philippines Corporation		—	2,375	24,246
KEPCO Ilijan Corporation		7,955	9,195	1,298
KEPCO Philippines Holdings Inc.		60,520	34,913	1,386
KOSPO Australia Pty., Ltd.		3,095	31,386	—
KEPCO Netherlands B.V.		—	16,795	3,124
Qatrana Electric Power Company		2,615	2,751	6,511
KEPCO KPS Philippines Corp.		—	302	—
Tamra Offshore Wind Power Co., Ltd.		—	2,877	3,863
KEPCO Netherlands S3 B.V.		—	4,005	2,477
PT. KOMIPO Pembangkitan Jawa Bali		153	859	578
PT. EWP Indonesia		—	4,262	—
Gyeongju Wind Power Co., Ltd.		2,800	2,100	6,300
KOSPO Power Services Limitada		—	305	1,201
KEPCO Netherlands J3 B.V.		27,237	46,510	13,144
PT. Cirebon Power Service		—	241	12,673
Chitose Solar Power Plant LLC		—	639	1,386
Fujeij Wind Power Company		11,920	15,102	6,047
KOSPO Jordan LLC		731	11,450	6,089
EWP America Inc.		—	3,887	—
KOWEPO Lao International		—	12,106	—
KEPCO Neimenggu International Ltd.		—	—	4,058
KST Electric Power Company, S.A.P.I. de C.V.		—	—	3,145
KOMIPO Global Pte Ltd.		—	—	31,066
KOSPO Australia Pty., Ltd.		—	—	12,558
Changjuk Wind Power Co., Ltd.		—	—	4,015
EWP Barbados 1 SRL		—	—	12,987
KEPCO Energy Service Company		—	—	629
Chile Solar JV SpA		—	—	1,127

	￦	454,255	466,268	3,575,130